Cover Page	Oct. 02, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Annaly Capital Management Inc
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13447
Entity Tax Identification Number	22-3479661
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	696-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001043219
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NLY
Security Exchange Name	NYSE
6.95% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.95% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.F
Security Exchange Name	NYSE
6.50% Series G Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.50% Series G Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.G
Security Exchange Name	NYSE
8.875% Series J Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.875% Series J Fixed-Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.J
Security Exchange Name	NYSE